Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 57,016	[1]	$ 34,180	[1]	$ 4,942	[1]
Enhanced Oil Recovery
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 33,030		$ 16,667

[1]	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.